OTHER REAL ESTATE OWNED (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Real Estate [Roll Forward]
Balance at beginning of year, net of valuation allowance	[1]	$ 6,370	$ 18,088	$ 25,748
Loans transferred to other real estate owned	[1]	6,694	6,143	6,932
Sales of other real estate owned	[1]	(5,502)	(17,198)	(11,994)
Additions to valuation allowance charged to expense	[1]	(492)	(663)	(2,598)
Balance at end of year, net of valuation allowance	[1]	7,070	6,370	18,088
Real Estate Owned Valuation Allowance [Roll Forward]
Balance at beginning of year		2,511	4,047	5,958
Additions charged to expense		492	663	2,598
Direct write-downs upon sale		(1,311)	(2,199)	(4,509)
Balance at end of year		1,692	2,511	$ 4,047
Other repossessed assets		800	800
Foreclosed residential real estate		2,800	2,900
Mortgage loans in process of foreclosure		1,100	2,500
Other real estate and repossessed assets		$ 7,150	$ 6,454

[1]	Table excludes other repossessed assets totaling $0.08 million at both December 31, 2015 and 2014, respectively.